21 Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases
21	Leases
21.1	Lease obligations

When entering into a contract, the Company assesses whether the contract is, or contains a lease. The contract is or contains a lease if it transfers the right to control the use of the identified assets for a specified period in exchange for consideration.

The Company leases equipment and commercial spaces, including stores and distribution centers, under cancellable and non-cancellable lease agreements. The terms of the contracts vary substantially between 5 and 20 years.

The Company as lessors

The Company evaluates its lease agreements in order to identify lease terms for a right to use, using the exemptions provided for contracts with a term of less than twelve months and an individual asset value below US$ 5,000 (five thousand dollars).

The contracts are then recorded, when the lease begins, as a Lease Liability against Right of Use (Notes 16 and 17), both at the present value of minimum lease payments, using the interest rate implicit in the contract, if this can be used, or an incremental borrowing rate considering loans obtained by the Company.

The lease term used in the measurement corresponds to the term that the lessee is reasonably certain of exercising the option to extend the lease or not exercise the option to terminate the lease.

Subsequently, payments made are segregated between financial charges and reduction of the lease liability, in order to obtain a constant interest rate on the liability balance. Financial charges are recognized as financial expense for the period.

Right-of-use assets are amortized over the lease term. Capitalizations for improvements and renovations carried out in stores are amortized over their estimated useful life or the expected term of use of the assets, limited if there is evidence that the lease will not be extended.

Variable rents are recognized as expenses in the years in which they are incurred.

The Company as lessor

Leases in which the Company does not substantially transfer all the risks and benefits of ownership of the asset are classified as operating leases. The initial direct initial costs of negotiating operating leases are added to the book value of the leased asset and recognized over the term of the contractual, on the same basis as rental income.

Variable rentals are recognized as income in the years in which they are earned.

21.2	Minimum future payments and potential right of PIS and COFINS

Leasing agreements totaled R$ 2,776 on December 31, 2020 (R$ 3,751 on December 31, 2019). The minimum future payments as leases, by leases term and with the fair value of minimum lease payments, are as follows:

	As of December 31,
	2020	2019
Financial lease liabilities - minimum payments
Less than 1 year	172	404
1 to 5 years	866	1,323
More than 5 years	1,738	2,024
Present value of financial lease agreements	2,776	3,751

Future financing charges	2,478	2,347
Gross amount of financial lease agreements	5,254	6,098
PIS and COFINS embedded in the present value of lease agreements	169	115
PIS and COFINS embedded in the gross value of lease agreements	319	214

Lease liabilities interest expense is stated in note 28. The incremental interest rate of the Company on the signing date of the agreement was 9.72% in the fiscal year ended December 31, 2020 (10.73% on December 31, 2019).

The average term of the contracts considered is 11.6 years. The Company no longer has international operations as of December 31, 2020, due to the corporate reorganization described in note 1.3.

21.3	Lease obligation rollforward
Amounts
As of January 1, 2018	1,009
Funding – Lease	210
Remeasurement	52
Interest provision	124
Amortizations	(216)
Exchange rate and monetary variation	1
As of December 31, 2018	1,180
Funding – Lease	682
Remeasurement	138
Interest provision	170
Amortizations	(267)
Write-off due to early termination of agreement	(1)
Company acquisition	1,817
Conversion currency adjustment	32
As of December 31, 2019	3,751
Funding – Lease	1,240
Remeasurement	621
Interest provision	415
Exchange rate and monetary variation	1
Amortizations	(756)
Write-off due to early termination of agreement	(518)
Transfer to parent company	9
Conversion currency adjustment	433
Discontinued operation	(2,416)
Corporate restructuring	(4)
As of December 31, 2020	2,776

Current	172
Non-current	2,604

21.4	Lease expense on variable rents, low-value, and short-term assets
	As of December 31,
	2020	2019
Expenses (revenues) for the period:
Variables (0.5% e 1.6% of sales)	16	19
Subleases (*)	22	20

(*) Refers mainly to revenue from lease agreements receivable from commercial galleries.